UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Asset Management LP
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           405 Park Avenue, 6th Floor
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           New York, NY 10022
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Form 13F File Number:   028-14843
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
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Title:     Chief Operating Officer
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Phone:     212-415-6640
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Signature, Place, and Date of Signing:

        /s/ Jeffrey Moses             New York, NY                11/14/12
       ------------------------   ------------------------------  ---------



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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:         $348,909
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AECOM TECHNOLOGY CORP DELAWA COM            00766T100    8,475  400,505 SH       SOLE                400,505
AERCAP HOLDINGS NV           SHS            N00985106    9,806  784,453 SH       SOLE                784,453
AETNA INC NEW                COM            00817Y108    7,054  178,124 SH       SOLE                178,124
AFLAC INC                    COM            001055102    9,830  205,309 SH       SOLE                205,309
AMERIPRISE FINL INC          COM            03076C106   10,404  183,522 SH       SOLE                183,522
ASSURANT INC                 COM            04621X108   10,019  268,610 SH       SOLE                268,610
AVIS BUDGET GROUP            COM            053774105   10,313  670,523 SH       SOLE                670,523
CELANESE CORP DEL            COM SER A      150870103    9,233  243,560 SH       SOLE                243,560
COMCAST CORP NEW             CL A           20030N101   12,941  361,776 SH       SOLE                361,776
CORNING INC                  COM            219350105    7,132  542,357 SH       SOLE                542,357
CVS CAREMARK CORPORATION     COM            126650100   11,931  246,398 SH       SOLE                246,398
DELL INC                     COM            24702R101    6,508  660,053 SH       SOLE                660,053
DIRECTV                      COM CL A       25490A101   11,677  222,595 SH       SOLE                222,595
EATON CORP                   COM            278058102    9,972  211,006 SH       SOLE                211,006
EOG RES INC                  COM            26875P101   10,829   96,645 SH       SOLE                 96,645
FIFTH & PAC COS INC          COM            316645100   12,027  941,078 SH       SOLE                941,078
FLOWSERVE CORP               COM            34354P105   12,059   94,399 SH       SOLE                 94,399
GOODYEAR TIRE & RUBR CO      COM            382550101    8,750  717,842 SH       SOLE                717,842
JARDEN CORP                  COM            471109108   13,346  252,573 SH       SOLE                252,573
JOHNSON CTLS INC             COM            478366107    7,444  271,673 SH       SOLE                271,673
LENDER PROCESSING SVCS INC   COM            52602E102   10,909  391,131 SH       SOLE                391,131
LEXMARK INTL NEW             CL A           529771107    7,237  325,244 SH       SOLE                325,244
LIBERTY INTERACTIVE CORP     INT COM SER A  53071M104   11,746  634,897 SH       SOLE                634,897
NEWELL RUBBERMAID INC        COM            651229106   11,312  592,564 SH       SOLE                592,564
OWENS ILL INC                COM NEW        690768403    6,953  370,604 SH       SOLE                370,604
PENNEY J C INC               COM            708160106    7,368  303,333 SH       SOLE                303,333
RAYTHEON CO                  COM NEW        755111507   11,539  201,871 SH       SOLE                201,871
SUNCOR ENERGY INC NEW        COM            867224107   10,297  313,440 SH       SOLE                313,440
TE CONNECTIVITY LTD          REG SHS        H84989104   10,084  296,510 SH       SOLE                296,510
THERMO FISHER SCIENTIFIC INC COM            883556102   10,314  175,320 SH       SOLE                175,320
TYCO INTERNATIONAL LTD       SHS            H89128104   11,896  211,440 SH       SOLE                211,440
WELLPOINT INC                COM            94973V107    5,783   99,688 SH       SOLE                 99,688
WESTERN DIGITAL CORP         COM            958102105   11,153  287,975 SH       SOLE                287,975
WILLIS GROUP HOLDINGS PUBLIC SHS            G96666105    9,802  265,496 SH       SOLE                265,496
WYNDHAM WORLDWIDE CORP       COM            98310W108   12,769  243,313 SH       SOLE                243,313
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